Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Accumulated other comprehensive income	$ 8,039	$ 3,231